PIMCO Global Bond Opportunities Fund US Dollar-Hedged Expense Example, No Redemption - PIMCO Global Bond Opportunities Fund US Dollar-Hedged	Oct. 01, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 469
Expense Example, No Redemption, 3 Years	669
Expense Example, No Redemption, 5 Years	886
Expense Example, No Redemption, 10 Years	1,509
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	174
Expense Example, No Redemption, 3 Years	539
Expense Example, No Redemption, 5 Years	928
Expense Example, No Redemption, 10 Years	$ 1,821